Vanguard Industrials Index Fund

Schedule of Investments (unaudited)
As of May 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)
Aerospace & Defense (19.5%)
	Lockheed Martin Corp.	274,301	106,550
	Raytheon Technologies Corp.	1,639,064	105,752
	Boeing Co.	578,584	84,387
	Northrop Grumman Corp.	172,158	57,707
	L3Harris Technologies Inc.	238,989	47,666
	General Dynamics Corp.	266,309	39,102
	TransDigm Group Inc.	55,191	23,446
*	Teledyne Technologies Inc.	39,646	14,832
	Huntington Ingalls Industries Inc.	44,039	8,803
	Textron Inc.	246,586	7,637
	HEICO Corp. Class A	78,451	6,586
	BWX Technologies Inc.	102,846	6,435
	Howmet Aerospace Inc.	424,440	5,552
*	Mercury Systems Inc.	60,171	5,376
*	Axon Enterprise Inc.	64,263	4,881
	HEICO Corp.	46,650	4,700
	Curtiss-Wright Corp.	46,219	4,636
	Hexcel Corp.	89,721	3,247
*	Aerojet Rocketdyne Holdings Inc.	72,045	3,159
	Spirit AeroSystems Holdings Inc. Class A	112,788	2,444
	Moog Inc. Class A	33,718	1,831
*	Kratos Defense & Security Solutions Inc.	97,849	1,815
*	AeroVironment Inc.	24,530	1,737
	Cubic Corp.	33,688	1,388
*	Virgin Galactic Holdings Inc.	67,579	1,152
*	Parsons Corp.	26,922	1,095
	Maxar Technologies Inc.	64,044	965
	AAR Corp.	36,503	736
	National Presto Industries Inc.	5,397	486
	Triumph Group Inc.	57,349	430
*	Ducommun Inc.	11,522	371
	Park Aerospace Corp.	19,105	232
*	Astronics Corp.	25,283	231
			555,367
Air Freight & Logistics (5.1%)
	United Parcel Service Inc. Class B	759,066	75,687
	FedEx Corp.	268,443	35,048
	Expeditors International of Washington Inc.	183,388	14,005
*	XPO Logistics Inc.	99,825	7,867
	CH Robinson Worldwide Inc.	75,642	6,137
*	Hub Group Inc. Class A	36,261	1,696
	Forward Air Corp.	30,258	1,503
*	Air Transport Services Group Inc.	63,926	1,377
*	Atlas Air Worldwide Holdings Inc.	27,901	1,090

* Echo Global Logistics Inc.	29,859	618
* Radiant Logistics Inc.	39,350	157
		145,185
Airlines (2.1%)
Southwest Airlines Co.	595,158	19,105
Delta Air Lines Inc.	622,921	15,704
* United Airlines Holdings Inc.	294,305	8,252
Alaska Air Group Inc.	132,762	4,539
^ American Airlines Group Inc.	417,893	4,388
* JetBlue Airways Corp.	290,386	2,924
SkyWest Inc.	54,323	1,742
Allegiant Travel Co.	14,072	1,499
* Spirit Airlines Inc.	92,471	1,198
Hawaiian Holdings Inc.	49,388	713
		60,064
Building Products (5.6%)
Johnson Controls International plc	826,968	25,975
Trane Technologies plc	256,669	23,154
* Carrier Global Corp.	887,297	18,163
Masco Corp.	300,646	14,025
Allegion plc	100,023	9,972
Fortune Brands Home & Security Inc.	151,350	9,226
Lennox International Inc.	37,541	8,028
* Trex Co. Inc.	63,725	7,655
AO Smith Corp.	146,948	6,980
Owens Corning	117,142	6,150
Armstrong World Industries Inc.	52,296	3,943
Simpson Manufacturing Co. Inc.	43,329	3,469
UFP Industries Inc.	66,699	3,050
* Builders FirstSource Inc.	126,106	2,624
Advanced Drainage Systems Inc.	55,550	2,463
AAON Inc.	44,829	2,428
* Masonite International Corp.	25,502	1,693
* Gibraltar Industries Inc.	34,720	1,528
Patrick Industries Inc.	24,300	1,261
CSW Industrials Inc.	16,419	1,175
* American Woodmark Corp.	17,309	1,086
* JELD-WEN Holding Inc.	75,893	1,034
* Resideo Technologies Inc.	125,711	888
* PGT Innovations Inc.	63,478	864
Griffon Corp.	35,356	594
Apogee Enterprises Inc.	26,754	553
Quanex Building Products Corp.	34,858	432
Insteel Industries Inc.	20,321	359
* Cornerstone Building Brands Inc.	54,068	293
* Armstrong Flooring Inc.	48	—
		159,065
Commercial Services & Supplies (7.4%)
Waste Management Inc.	459,067	49,005
Waste Connections Inc.	285,117	26,812
Cintas Corp.	95,478	23,675
Republic Services Inc.	241,409	20,631
* Copart Inc.	227,747	20,358
Rollins Inc.	159,287	6,658
* IAA Inc.	144,447	5,922
* Stericycle Inc.	98,626	5,408

	MSA Safety Inc.	39,963	4,753
	Tetra Tech Inc.	59,210	4,672
*	Clean Harbors Inc.	57,538	3,417
	UniFirst Corp.	16,603	2,985
	Brady Corp. Class A	53,539	2,737
*	Advanced Disposal Services Inc.	82,991	2,588
*	Casella Waste Systems Inc.	50,384	2,567
	ABM Industries Inc.	71,821	2,207
	Brink's Co.	53,862	2,160
	KAR Auction Services Inc.	138,735	1,991
	Healthcare Services Group Inc.	80,386	1,923
*,^	Cimpress plc	19,748	1,780
	Mobile Mini Inc.	47,510	1,522
	Herman Miller Inc.	63,532	1,463
	McGrath RentCorp	26,120	1,457
	HNI Corp.	45,703	1,164
	ADT Inc.	164,270	1,163
	Covanta Holding Corp.	129,168	1,163
	Deluxe Corp.	45,781	1,068
	Steelcase Inc. Class A	91,367	1,058
	US Ecology Inc.	30,431	1,025
*	Harsco Corp.	85,324	952
	Matthews International Corp. Class A	31,941	661
	ACCO Brands Corp.	105,903	656
	Knoll Inc.	54,008	570
	Interface Inc.	62,634	532
	Ennis Inc.	28,527	508
*	SP Plus Corp.	23,471	478
*	BrightView Holdings Inc.	33,477	458
	Kimball International Inc. Class B	39,963	447
	Pitney Bowes Inc.	185,119	439
	Viad Corp.	22,158	406
*	Heritage-Crystal Clean Inc.	16,267	276
	VSE Corp.	9,586	249
*	Team Inc.	31,229	154
	Quad/Graphics Inc.	35,536	101
	RR Donnelley & Sons Co.	74,327	81
*	Civeo Corp.	145,214	73
			210,373
Construction & Engineering (1.6%)
	Jacobs Engineering Group Inc.	143,717	12,075
*	Aecom	171,450	6,647
	Quanta Services Inc.	154,165	5,693
	EMCOR Group Inc.	60,839	3,866
	Valmont Industries Inc.	23,185	2,643
*	MasTec Inc.	65,736	2,574
	Arcosa Inc.	51,929	1,982
	Fluor Corp.	143,304	1,664
	Comfort Systems USA Inc.	39,393	1,458
*	Dycom Industries Inc.	33,934	1,429
	Granite Construction Inc.	51,280	903
*	WillScot Corp.	64,399	859
	Primoris Services Corp.	49,707	830
*	Great Lakes Dredge & Dock Corp.	69,363	643
	Argan Inc.	16,261	601
*	MYR Group Inc.	18,275	526
*	NV5 Global Inc.	11,122	525

*	Aegion Corp.	33,159	498
*	Ameresco Inc. Class A	22,707	487
*	Tutor Perini Corp.	44,393	466
*	Construction Partners Inc. Class A	21,098	373
*	IES Holdings Inc.	20	—
			46,742
Electrical Equipment (6.1%)
	Emerson Electric Co.	662,006	40,396
	Eaton Corp. plc	447,278	37,974
	Rockwell Automation Inc.	125,681	27,167
	AMETEK Inc.	247,880	22,733
*	Generac Holdings Inc.	67,602	7,522
	Hubbell Inc.	58,835	7,203
*	Sensata Technologies Holding plc	170,683	6,085
	Acuity Brands Inc.	42,977	3,702
	Regal Beloit Corp.	43,772	3,482
	nVent Electric plc	173,335	3,177
	EnerSys	45,539	2,883
*	Sunrun Inc.	89,994	1,503
*,^	Plug Power Inc.	334,552	1,408
*	Atkore International Group Inc.	51,542	1,383
*	Vicor Corp.	20,042	1,222
	Encore Wire Corp.	22,762	1,099
	AZZ Inc.	28,106	890
*	TPI Composites Inc.	32,188	668
	GrafTech International Ltd.	86,913	594
*	Bloom Energy Corp. Class A	71,956	578
*	Thermon Group Holdings Inc.	35,519	569
*	Vivint Solar Inc.	52,661	396
	Allied Motion Technologies Inc.	8,333	302
	Powell Industries Inc.	9,955	265
			173,201
Industrial Conglomerates (11.4%)
	Honeywell International Inc.	770,838	112,427
	3M Co.	622,451	97,376
	General Electric Co.	9,455,729	62,124
	Roper Technologies Inc.	114,740	45,185
	Carlisle Cos. Inc.	60,440	7,244
	Raven Industries Inc.	39,224	841
			325,197
Machinery (19.3%)
	Caterpillar Inc.	594,886	71,464
	Illinois Tool Works Inc.	344,764	59,458
	Deere & Co.	322,244	49,020
	PACCAR Inc.	374,600	27,668
	Cummins Inc.	162,710	27,596
	Parker-Hannifin Corp.	138,740	24,969
	Otis Worldwide Corp.	443,560	23,353
	Stanley Black & Decker Inc.	166,460	20,882
	Fortive Corp.	327,241	19,955
	Dover Corp.	156,006	15,172
	IDEX Corp.	82,440	13,138
	Xylem Inc.	194,692	12,916
	Westinghouse Air Brake Technologies Corp.	196,820	12,020
	Nordson Corp.	59,498	11,206
*	Ingersoll Rand Inc.	382,226	10,779

Graco Inc.	181,344	8,743
Toro Co.	116,146	8,254
Snap-on Inc.	56,133	7,280
Pentair plc	181,886	7,119
Donaldson Co. Inc.	136,847	6,493
ITT Inc.	95,025	5,483
Oshkosh Corp.	73,933	5,310
Lincoln Electric Holdings Inc.	62,087	5,102
Allison Transmission Holdings Inc.	127,584	4,812
Woodward Inc.	64,035	4,392
* Middleby Corp.	60,893	4,147
Rexnord Corp.	132,103	3,976
AGCO Corp.	69,591	3,843
* RBC Bearings Inc.	27,153	3,819
Flowserve Corp.	141,134	3,684
* Proto Labs Inc.	27,608	3,488
Timken Co.	73,247	3,116
* Colfax Corp.	101,759	2,855
Crane Co.	50,964	2,840
John Bean Technologies Corp.	34,089	2,800
Kennametal Inc.	89,254	2,476
Watts Water Technologies Inc. Class A	28,215	2,346
ESCO Technologies Inc.	27,976	2,311
Franklin Electric Co. Inc.	42,910	2,176
Altra Industrial Motion Corp.	69,516	2,155
Hillenbrand Inc.	81,271	2,092
Trinity Industries Inc.	103,159	2,060
Albany International Corp.	33,037	1,992
Barnes Group Inc.	51,973	1,964
* SPX Corp.	47,618	1,904
Federal Signal Corp.	65,153	1,899
* Evoqua Water Technologies Corp.	94,177	1,771
* SPX FLOW Inc.	45,833	1,585
* Meritor Inc.	75,615	1,541
* Chart Industries Inc.	38,636	1,516
Mueller Water Products Inc. Class A	161,711	1,510
Mueller Industries Inc.	55,189	1,478
Terex Corp.	77,140	1,213
* Navistar International Corp.	48,114	1,210
Kadant Inc.	12,470	1,207
Tennant Co.	18,686	1,195
Helios Technologies Inc.	32,777	1,172
Enerpac Tool Group Corp. Class A	64,687	1,158
* TriMas Corp.	47,676	1,128
Alamo Group Inc.	10,771	1,113
Lindsay Corp.	11,626	1,092
EnPro Industries Inc.	21,217	956
Astec Industries Inc.	21,847	928
Douglas Dynamics Inc.	24,479	894
* Welbilt Inc.	143,350	872
Columbus McKinnon Corp.	25,493	775
Greenbrier Cos. Inc.	34,777	738
Standex International Corp.	13,679	724
* Gates Industrial Corp. plc	63,641	640
Gorman-Rupp Co.	18,146	556
Wabash National Corp.	57,178	546
Luxfer Holdings plc	30,789	431

*	Manitowoc Co. Inc.	37,799	353
*	Energy Recovery Inc.	41,485	319
*	CIRCOR International Inc.	19,812	319
	Hyster-Yale Materials Handling Inc.	7,184	263
*	Lydall Inc.	18,461	200
*	Blue Bird Corp.	13,633	196
	REV Group Inc.	29,597	181
	NN Inc.	39,983	179
	Park-Ohio Holdings Corp.	8,860	129
	Briggs & Stratton Corp.	44,968	74
	Titan International Inc.	54,833	67
	Omega Flex Inc.	8	1
			550,757
Marine (0.1%)
*	Kirby Corp.	61,814	3,170
	Matson Inc.	46,414	1,326
	Genco Shipping & Trading Ltd.	22,527	106
*,^	Eagle Bulk Shipping Inc.	37,508	67
			4,669
Professional Services (6.0%)
	Verisk Analytics Inc.	167,320	28,893
	IHS Markit Ltd.	410,636	28,523
*	CoStar Group Inc.	42,096	27,649
	Equifax Inc.	131,138	20,138
	TransUnion	203,857	17,591
	Robert Half International Inc.	124,408	6,312
	Nielsen Holdings plc	385,646	5,357
*	FTI Consulting Inc.	40,603	4,891
	ManpowerGroup Inc.	63,534	4,393
	CoreLogic Inc.	85,574	4,241
	Exponent Inc.	56,146	4,168
*	ASGN Inc.	57,259	3,527
*	TriNet Group Inc.	48,083	2,583
	Insperity Inc.	40,248	2,086
	Korn Ferry	59,403	1,798
	ICF International Inc.	20,233	1,327
*	CBIZ Inc.	56,126	1,271
*	Huron Consulting Group Inc.	24,200	1,119
*	Upwork Inc.	78,309	974
	Kforce Inc.	22,357	675
*	TrueBlue Inc.	42,199	652
	Kelly Services Inc. Class A	36,892	553
	Heidrick & Struggles International Inc.	20,378	452
	Barrett Business Services Inc.	8,227	417
*	Forrester Research Inc.	12,237	384
	Resources Connection Inc.	33,449	368
	CRA International Inc.	8,546	345
*	Willdan Group Inc.	12,004	293
*	Mistras Group Inc.	19,717	80
			171,060
Road & Rail (12.2%)
	Union Pacific Corp.	746,330	126,772
	CSX Corp.	836,927	59,907
	Norfolk Southern Corp.	278,958	49,735
*	Uber Technologies Inc.	1,027,479	37,318
	Old Dominion Freight Line Inc.	103,488	17,706

	Kansas City Southern	103,915	15,641
	JB Hunt Transport Services Inc.	91,765	10,982
	Knight-Swift Transportation Holdings Inc.	138,713	5,772
	Landstar System Inc.	42,760	4,971
	Amerco	10,671	3,441
*	Saia Inc.	28,041	3,041
*	Lyft Inc. Class A	80,126	2,505
	Werner Enterprises Inc.	48,506	2,242
	Ryder System Inc.	57,861	1,982
*,^	Avis Budget Group Inc.	64,071	1,380
	Schneider National Inc. Class B	55,471	1,341
	Marten Transport Ltd.	44,394	1,136
	Heartland Express Inc.	49,402	1,082
	ArcBest Corp.	26,904	602
*	Covenant Transportation Group Inc. Class A	13,608	172
*	Daseke Inc.	48,878	135
*	US Xpress Enterprises Inc. Class A	22,612	115
	Universal Logistics Holdings Inc.	5,872	87
			348,065
Trading Companies & Distributors (3.4%)
	Fastenal Co.	621,014	25,623
	WW Grainger Inc.	49,278	15,258
*	United Rentals Inc.	80,415	11,169
	Watsco Inc.	35,383	6,295
*	HD Supply Holdings Inc.	175,474	5,564
*	SiteOne Landscape Supply Inc.	45,254	4,811
	Air Lease Corp.	117,813	3,547
	MSC Industrial Direct Co. Inc. Class A	48,461	3,360
*	Univar Solutions Inc.	181,645	2,808
	Applied Industrial Technologies Inc.	41,990	2,435
	GATX Corp.	33,831	2,123
*	BMC Stock Holdings Inc.	68,250	1,786
	Triton International Ltd.	58,251	1,777
*	Beacon Roofing Supply Inc.	59,261	1,459
*	WESCO International Inc.	40,572	1,351
	Rush Enterprises Inc. Class A	30,103	1,253
	Kaman Corp.	25,451	1,018
*	GMS Inc.	45,861	940
*	NOW Inc.	118,696	884
*	Herc Holdings Inc.	21,706	619
	H&E Equipment Services Inc.	34,273	587
*	MRC Global Inc.	86,806	514
*	DXP Enterprises Inc.	18,680	329
*	CAI International Inc.	16,622	313
*	Foundation Building Materials Inc.	23,179	309
	Systemax Inc.	14,149	297
*	Titan Machinery Inc.	20,468	214
*	Veritiv Corp.	13,446	168
*	EVI Industries Inc.	5,647	111
	Rush Enterprises Inc. Class B	85	3
*	General Finance Corp.	42	—
			96,925

Transportation Infrastructure (0.1%)
Macquarie Infrastructure Corp.		79,391	2,254

Metals & Mining (0.0%)
* Arconic Corp.		119	2

Total Common Stocks (Cost $3,078,152)			2,848,926
	Coupon
Temporary Cash Investment (0.3%)
Money Market Fund (0.3%)
1,2 Vanguard Market Liquidity Fund (Cost $8,698)	0.307%	86,994	8,700
Total Investments (100.2%) (Cost $3,086,850)			2,857,626
Other Assets and Liabilities -Net (-0.2%)2			(6,210)
Net Assets (100%)			2,851,416
Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $8,489,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Collateral of $9,460,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
						($000)
						Value and
				Number of		Unrealized
				Long (Short)	Notional	Appreciation
			Expiration	Contracts	Amount	(Depreciation)
Short Futures Contracts
E-mini S&P 500 Index			June 2020	(20)	(3,042)	12

Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
	Termination		Amount	(Paid)1	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(% )	($000 )	($000)
CH Robinson Worldwide
Inc.	2/2/21	GSI	5,075	(0.172)	604	—
1 Payment received/paid monthly.
GSI—Goldman Sachs International.

At May 31, 2020, a counterparty had deposited in a segregated account securities with a value of $504,000 in connection with open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods d eemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation
(depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a co unterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination.
The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of May
31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	2,848,926	—	—	2,848,926
Temporary Cash Investments	8,700	—	—	8,700
Total	2,857,626	—	—	2,857,626
Derivative Financial Instruments
Assets
Swap Contracts	—	604	—	604